Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MONEY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2024